License and Collaboration Agreements - Additional Information (Details) - License Agreement With Beijing Apollo Venus Biomedical Technology Limited and Apollo Bio Corp	Apr. 18, 2018 USD ($) Patient
Collaborative Arrangements [Line Items]
Net proceeds from collaborative agreement	$ 15,200,000
Upfront payment to be received	16,000,000
Development milestone payment	2,000,000
Foreign income taxes expense	1,700,000
Development milestone earned	$ 2,000,000
Future payment description	Future payments by ApolloBio are subject to the People’s Republic of China (PRC) currency exchange approval and may be subject to other approvals by PRC authorities.
Agreement termination description	the License Agreement will expire upon the expiration of the last-to-expire royalty term for any and all licensed products, which royalty term is, with respect to a licensed product in a particular region (i.e., mainland China, Hong Kong, Macao and Taiwan) of the Licensed Territory (each, a Region), the latest of (i) 10 years after the first commercial sale of such licensed product in such Region, (ii) the expiration of all regulatory exclusivity as to such licensed product in such Region and (iii) the date of expiration of the last valid patent claim covering such licensed product in such Region. Either party may terminate the License Agreement upon a material breach by the other party that remains uncured following 60 days (or, with respect to any payment breach, 10 days) after the date of written notice of such breach. ApolloBio may terminate the License Agreement at any time by providing 90 days’ prior written notice to the Company. In addition, the Company may terminate the License Agreement upon written notice to ApolloBio under specified circumstances if ApolloBio challenges the licensed patent rights.
Transaction price allocated to license performance obligation	$ 16,000,000
Health Care, Patient Service
Collaborative Arrangements [Line Items]
Number of patients | Patient	380
Maximum
Collaborative Arrangements [Line Items]
Development and commercial milestone payment receivable	$ 111,000,000
General and Administrative
Collaborative Arrangements [Line Items]
Foreign non-income taxes expense	$ 1,100,000